CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 31, 2021		$ 500	$ 5,906	$ 6,810	$ (1,118,613)	$ (1,105,397)
Shares, Outstanding, Beginning Balance at Mar. 31, 2021	0	500,000	59,066,942
Issuance of shares for subscription agreement			$ 10	199,990		200,000
Ending balance, value at Jun. 30, 2021		500	$ 5,916	206,800	(1,179,130)	(965,914)
Stock Issued During Period, Shares, New Issues			100,000
Net loss					(60,517)	(60,517)
Shares, Outstanding, Ending Balance at Jun. 30, 2021	0	500,000	59,166,942
Beginning balance, value at Mar. 31, 2021		$ 500	$ 5,906	6,810	(1,118,613)	(1,105,397)
Shares, Outstanding, Beginning Balance at Mar. 31, 2021	0	500,000	59,066,942
Ending balance, value at Sep. 30, 2021		$ 500	$ 5,014	207,702	(532,887)	(319,671)
Net loss						585,726
Shares, Outstanding, Ending Balance at Sep. 30, 2021	0	500,000	50,146,804
Beginning balance, value at Jun. 30, 2021		$ 500	$ 5,916	206,800	(1,179,130)	(965,914)
Shares, Outstanding, Beginning Balance at Jun. 30, 2021	0	500,000	59,166,942
Ending balance, value at Sep. 30, 2021		$ 500	$ 5,014	207,702	(532,887)	(319,671)
Cancellation of shares			$ 902	(902)
Stock Repurchased and Retired During Period, Shares			(9,020,138)
Net loss					646,243	646,243
Cancellation of shares			$ (902)	902
Shares, Outstanding, Ending Balance at Sep. 30, 2021	0	500,000	50,146,804
Beginning balance, value at Mar. 31, 2022		$ 500	$ 5,014	650,876	(563,702)	92,688
Shares, Outstanding, Beginning Balance at Mar. 31, 2022	0	500,000	50,146,804
Ending balance, value at Jun. 30, 2022		$ 500	$ 1,720	654,170	(605,141)	51,249
Cancellation of shares			$ (3,294)	3,294
Stock Repurchased and Retired During Period, Shares			(32,942,624)
Net loss					(41,439)	(41,439)
Cancellation of shares			$ 3,294	(3,294)
Shares, Outstanding, Ending Balance at Jun. 30, 2022	0	500,000	17,204,180
Beginning balance, value at Mar. 31, 2022		$ 500	$ 5,014	650,876	(563,702)	92,688
Shares, Outstanding, Beginning Balance at Mar. 31, 2022	0	500,000	50,146,804
Ending balance, value at Sep. 30, 2022		$ 500	$ 1,720	654,170	(640,674)	15,716
Net loss						(76,972)
Shares, Outstanding, Ending Balance at Sep. 30, 2022	0	500,000	17,204,180
Beginning balance, value at Jun. 30, 2022		$ 500	$ 1,720	654,170	(605,141)	51,249
Shares, Outstanding, Beginning Balance at Jun. 30, 2022	0	500,000	17,204,180
Ending balance, value at Sep. 30, 2022		$ 500	$ 1,720	654,170	(640,674)	15,716
Net loss					$ (35,533)	$ (35,533)
Shares, Outstanding, Ending Balance at Sep. 30, 2022	0	500,000	17,204,180